Fair Value Measurements - Summary of Assets And Liabilities Measured At Fair Value On Recurring Basis (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities:
Warrant liability	$ 1,495	$ 0
Earn Out Liability	43,250	0
Fair Value, Recurring
Assets:
Money market funds		15,216	$ 3,427
Total assets	54,768	15,216	3,427
Liabilities:
Preferred stock warrant liability		433	442
Earn Out Liability	43,250
Total liabilities	44,745	433	442
Fair Value, Recurring | Money Market Funds
Assets:
Money market funds	54,768	15,216
Fair Value, Recurring | Preferred Stock Warrant Liability
Liabilities:
Preferred stock warrant liability		433
Fair Value, Recurring | Private Placement Warrant Liability
Liabilities:
Warrant liability	1,495
Fair Value, Recurring | Fair Value Inputs Level 1
Assets:
Money market funds		15,216	3,427
Total assets	54,768	15,216	3,427
Fair Value, Recurring | Fair Value Inputs Level 1 | Money Market Funds
Assets:
Money market funds	54,768	15,216
Fair Value, Recurring | Fair Value Inputs Level 3
Liabilities:
Preferred stock warrant liability		433	442
Earn Out Liability	43,250
Total liabilities	44,745	433	$ 442
Fair Value, Recurring | Fair Value Inputs Level 3 | Preferred Stock Warrant Liability
Liabilities:
Preferred stock warrant liability		$ 433
Fair Value, Recurring | Fair Value Inputs Level 3 | Private Placement Warrant Liability
Liabilities:
Warrant liability	$ 1,495